Revenue	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue

12	Revenue

	For the six months ended June 30,
	2023	2024	2024
	S$’000	S$’000	US$’000

Mobility	3,129	2,783	2,054
Quick commerce	86	98	72
Membership	313	308	227
Advertising initiative	1,704	1,140	841
Others	-	47	35
	5,232	4,376	3,229